GEOGRAPHIC AND CUSTOMER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Summary of Reportable Segments
	Year ended December 31,
	2021	2020	2019

Europe, Middle East and Africa (*)	$2,570	$3,803	$1,105
Asia Pacific	538	1,078	182
North America (**)	2,358	(14,245)	288

	$5,466	$(9,364)	$1,575

(*)	Include revenues from Germany in the amount of $2,491, $3,635 and $983 in the years ended December 31, 2021, 2020 and 2019, respectively.

(**)	Include revenues from United States only. During the year ended December 31, 2020, a reduction of revenue in the amount of $14,800 was recorded (see also Note 2i).

Schedule Of Long Lived Assets Based On Location [Table Text Block]
	Year ended December 31,
	2021	2020

Israel	$14,341	$13,053
United States	40	74
Germany	29	34
Belarus	92	84

	$14,502	$13,245